SHARE BASED COMPENSATION (Schedule of fair value of stock options) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding	220,000	290,000	5,448,000	3,794,000
Exercise price	$ 36.79	$ 34.17	$ 1.96	$ 1.08
Grant date fair value vested		$ 6,262
Remaining life in years	3 years	4 years 2 months 12 days
Stock Options [Member] | June 28, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry		June 28, 2024
Options outstanding		815,000
Exercise price		$ 0.15
Grant date fair value vested		$ 30
Remaining life in years		1 year 6 months
Stock Options [Member] | April 23, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry		April 23, 2025
Options outstanding		33
Exercise price		$ 2.25
Grant date fair value vested		$ 138
Remaining life in years		2 years 3 months 18 days
Stock Options [Member] | July 6, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry		July 6, 2025
Options outstanding		150,000
Exercise price		$ 2.25
Grant date fair value vested		$ 115
Remaining life in years		2 years 6 months
Stock Options [Member] | July 15, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry		July 15, 2025
Options outstanding		84,000
Exercise price		$ 2.25
Grant date fair value vested		$ 84
Remaining life in years		2 years 6 months
Stock Options [Member] | September 8, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry		September 8, 2025
Options outstanding		8,000
Exercise price		$ 2.25
Grant date fair value vested		$ 11
Remaining life in years		2 years 8 months 12 days
Stock Options [Member] | November 4, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry		November 4, 2025
Options outstanding		666,000
Exercise price		$ 2.25
Grant date fair value vested		$ 918
Remaining life in years		2 years 9 months 18 days
Stock Options [Member] | December 23, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry		December 23, 2025
Options outstanding		500,000
Exercise price		$ 2.25
Grant date fair value vested		$ 689
Remaining life in years		3 years
Stock Options [Member] | June 3, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry		June 3, 2026
Options outstanding		233,000
Exercise price		$ 3.87
Grant date fair value vested		$ 669
Remaining life in years		3 years 4 months 24 days
Stock Options [Member] | June 10, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry		June 10, 2026
Options outstanding		167,000
Exercise price		$ 3.68
Grant date fair value vested		$ 455
Remaining life in years		3 years 4 months 24 days
Stock Options [Member] | September 21, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry		September 21, 2026
Options outstanding		16,000
Exercise price		$ 5.2
Grant date fair value vested		$ 64
Remaining life in years		3 years 8 months 12 days
Stock Options [Member] | September 25, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry		September 25, 2026
Options outstanding		105,000
Exercise price		$ 6.9
Grant date fair value vested		$ 539
Remaining life in years		3 years 8 months 12 days
Stock Options [Member] | December 16, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry		December 16, 2026
Options outstanding		1,348,000
Exercise price		$ 2.04
Grant date fair value vested		$ 2,046
Remaining life in years		4 years
Stock Options [Member] | January 17, 2027 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry		January 17, 2027
Options outstanding		50,000
Exercise price		$ 1.7
Grant date fair value vested		$ 63
Remaining life in years		4 years
Stock Options [Member] | January 26, 2027 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry		January 26, 2027
Options outstanding		245,000
Exercise price		$ 1.48
Grant date fair value vested		$ 288
Remaining life in years		4 years 1 month 6 days
Stock Options [Member] | May 16, 2027 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry		May 16, 2027
Options outstanding		50,000
Exercise price		$ 1.3
Grant date fair value vested		$ 29
Remaining life in years		4 years 4 months 24 days
Stock Options [Member] | December 31, 2029 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry		December 31, 2029
Options outstanding		1,010,000
Exercise price		$ 0.67
Grant date fair value vested		$ 31
Remaining life in years		7 years
Stock Options [Member] | August 18, 2032 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry		August 18, 2032
Options outstanding		275,000
Exercise price		$ 0.93
Grant date fair value vested		$ 84
Remaining life in years		9 years 7 months 6 days
Stock Options [Member] | July 5, 2033 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry		July 5, 2033
Options outstanding		50,000
Exercise price		$ 0.67
Grant date fair value vested		$ 9
Remaining life in years		10 years 6 months
Options Exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		4,392,000	5,448,000	3,794,000
Exercise price		$ 2.04	$ 1.96	$ 1.08
Options Exercisable [Member] | June 28, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		815
Options Exercisable [Member] | April 23, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		33,000
Options Exercisable [Member] | July 6, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		150,000
Options Exercisable [Member] | July 15, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		84,000
Options Exercisable [Member] | September 8, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		8,000
Options Exercisable [Member] | November 4, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		666,000
Options Exercisable [Member] | December 23, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		500,000
Options Exercisable [Member] | June 3, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		233,000
Options Exercisable [Member] | June 10, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		167,000
Options Exercisable [Member] | September 21, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		16,000
Options Exercisable [Member] | September 25, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		105,000
Options Exercisable [Member] | December 16, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		1,348,000
Options Exercisable [Member] | January 17, 2027 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		50,000
Options Exercisable [Member] | January 26, 2027 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		217,000